Additional Details to the Statements of Cash Flows - Schedule of Additional Details to the Statements of Cash Flows (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Changes in working capital components:
Increase in trade receivables, net		$ (545)	$ (13)
Decrease in other current assets		2,342	1,104
Increase in electrical component inventory		(475)	(117)
Decrease in deposits		5,467	420
Decrease in trade payables and accrued liabilities		(15,827)	(315)
Increase (decrease) in taxes payable		(178)	156
Total		(9,216)	1,235
Significant non-cash transactions:
Issuance of common shares in connection with acquisitions of assets and ROU assets		3,000	1,354
Addition of ROU assets and related lease liabilities		9,928	1,553
Purchase of property, plant and equipment financed by short-term credit		8,113	1,365
Equipment prepayments realized as additions to property, plant and equipment		32,433	7,372
Computational power revenue and its related service expense		1,023
Depreciation and Amortization
Property, plant and equipment	$ 2,061	137,270	81,455
ROU assets		3,124	3,197
Intangible assets		573	133
Depreciation and Amortization		$ 140,967	$ 84,785